Convertible Notes	6 Months Ended
Jun. 30, 2023
Text block [abstract]
Convertible Notes
11. Convertible Notes

	June 30, 2023 £’000	December 31, 2022 £’000
Novartis Loan Note	3,665	4,449
Loan Notes – Private Placement	4,186	6,636

Total	7,851	11,085

Current	4,186	11,085
Non-Current	3,665	—
Novartis Loan Note
The Novartis Loan Note is convertible at a fixed price of £0.265 per ordinary share and originally bore interest at a rate of 6% per annum with a maturity date of February 2023. Effective 10 February 2023, the maturity date of the Novartis Loan Note was extended to February 10, 2025 and the interest rate amended to 9%. Interest accrued to the amendment date of £0.7 million was paid in cash, and
w
arrants to purchase 2,000,000 ordinary shares were issued (see Note 9).
The amendments to the Novartis Loan Note have been treated as the extinguishment of the original instrument and the issuance of a new instrument. Accordingly, on the extinguishment date, the carrying value of £4.5 million was derecognized. At the same time, a new liability of £
3.5
million was recognized which represents the fair value of the liability component of the new Novartis Loan Notes, net of fees. The remaining amount was allocated between the £0.7 million of interest paid in cash (see Note 4) and the residual £
0.3
 million which was recorded in equity to reflect the warrants and the conversion option embedded in the new Novartis Loan Notes. No extinguishment gain or loss was recognized in the condensed consolidated statement of comprehensive loss.
Private Placement Loan Notes
Loan Notes from the June 2020 private placement are convertible at a fixed price of £0.174 per ordinary share and bears interest at a rate of 6% per annum with an original maturity date of June 3, 2023. On May 31, 2023, the maturity date of the Loan Notes was extended to August 3, 2023
,
 with all other terms remaining unchanged. The maturity date extension was treated as a modification with a modification gain of
£
0.1 million recognized within finance income (see Note 4).
During the six months ended June 30, 2023, the Company issued and allotted 17,774,895 ordinary shares (202
2
: nil) at a price of £0.174 per share on conversion of the Loan Notes.

A further conversion and subsequent redemption of the remaining Loan Notes took place in July and August 2023, respectively (see Note 15).